Information on related parties - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Sep. 10, 2025 $ / shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation | $	$ 99.0	$ 65.0	$ 14.0
Share-based payment arrangements, vesting period	4 years
Share warrants and share options
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)	24,909,751	6,100,140	0
Weighted average fair value, granted during period (in us dollar per share) | $ / shares	$ 57.0	$ 46.0	$ 0
Number of share options amended (in shares)	1,477,164
Share options
Disclosure of transactions between related parties [line items]
Share-based payment arrangements, vesting period	4 years
Warrants
Disclosure of transactions between related parties [line items]
Number of options repurchased (in shares)	1,267,752
Share options, class C | Share warrants and share options
Disclosure of transactions between related parties [line items]
Number of shares received per two Class C award vested (in shares)	2
Ordinary shares
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)	299,572
IPO, offering share (USD per share) | $ / shares	$ 40.00			$ 40.00
Ordinary shares | Share warrants and share options
Disclosure of transactions between related parties [line items]
Number of shares received per two Class C award vested (in shares)	1
Management
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares)	108,960	216,468
Number of options granted (in shares)	8,834,736	400,065
Weighted average fair value, granted during period (in us dollar per share) | $ / shares	$ 104
Weighted average fair value, granted during period (in us dollar per share) | $ / shares	$ 104
Management | Warrants
Disclosure of transactions between related parties [line items]
Number of options repurchased (in shares)	17,500
Chief Executive Officer | Share options
Disclosure of transactions between related parties [line items]
Number of share options amended (in shares)	1,477,164
Chief Executive Officer | Share options, class C
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)	17,505,672
Weighted average fair value, granted during period (in us dollar per share) | $ / shares	$ 91.8
Number of share options amended (in shares)	2,941,236
Chief Executive Officer | Ordinary shares
Disclosure of transactions between related parties [line items]
Number of share options amended (in shares)	1,470,618
Milkywire AB | Sustainability-related services
Disclosure of transactions between related parties [line items]
Services received, related party transactions | $	$ 0.9	$ 0.7	$ 0.9
Milkywire AB | Carbon credit purchases
Disclosure of transactions between related parties [line items]
Services received, related party transactions | $	0.5	1.0
WRLD foundation
Disclosure of transactions between related parties [line items]
Donations and subsidies expense | $	$ 2.3	$ 3.8	$ 5.5